Intangible Assets (Details 4) (Mortgage service rights [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage service rights [Member]
Assumptions used in estimating the fair value of mortgage service rights
Weighted - Average Constant Prepayment Rate	18.60%	20.86%
Weighted - Average Note Rate	4.22%	4.64%
Weighted - Average Discount Rate	7.99%	7.99%
Weighted - Average Contractual Life (in years)	20 years	23 years